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                                                               HEATHER C. HARKER
                                                       ASSISTANT GENERAL COUNSEL

March 8. 2018


General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO  63128


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   General American Separate Account Twenty-Nine
           File No. 811-07252

Ladies and Gentlemen:

The Annual Reports dated December 31, 2017 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Twenty-Nine of General American Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Heather C. Harker

Heather C. Harker
Assistant General Counsel
General American Life Insurance Company